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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio   March 23, 2007
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total        37,396
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER               CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY UNITS CONVERTIBLE PFD 020039822    1,932      38,100 SH              SOLE                  --     --   --
AMEREN CORP 9.75% ACES 5/15/05
   REDM                        CONVERTIBLE PFD 023608201      978      35,000 SH              SOLE                  --     --   --
CITIZENS UTILITIES TRUST 5% CV
   PFD                         CONVERTIBLE PFD 177351202    2,292      44,000 SH              SOLE                  --     --   --
CNF TRUST I $2.50 SERIES A DUE
   6/1/12                      CONVERTIBLE PFD 12612V205    3,167      62,900 SH              SOLE                  --     --   --
DEVON ENERGY CORP CV DEB       CONVERTIBLE DEB 25179MAA1    1,361   1,325,000 PRN             SOLE                  --     --   --
DEVON ENERGY CORP CV DEB       CONVERTIBLE DEB 25179MAB9    1,490   1,450,000 PRN             SOLE                  --     --   --
FORD MOTOR 6.50% CAP TR II CV
   PFD                         CONVERTIBLE PFD 345395206    1,369      25,800 SH              SOLE                  --     --   --
GENERAL MOTORS CORP            CONVERTIBLE DEB 370442717      253       8,250 PRN             SOLE                  --     --   --
GENERAL MOTORS CORP CV W/PAR   CONVERTIBLE DEB 370442733    1,709      67,000 PRN             SOLE                  --     --   --
KAMAN CORP CV DEB              CONVERTIBLE DEB 483548AC7    1,887   1,916,000 PRN             SOLE                  --     --   --
KERR MCGEE CORPORATION         CONVERTIBLE DEB 492386AP2    2,443   2,275,000 PRN             SOLE                  --     --   --
LIBERTY MEDIA CORP             CONVERTIBLE DEB 530715AR2    3,103   3,245,000 PRN             SOLE                  --     --   --
LOEWS CORP CV DEB              CONVERTIBLE DEB 540424AL2      765     775,000 PRN             SOLE                  --     --   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS            CONVERTIBLE PFD 632525309    1,179      30,000 SH              SOLE                  --     --   --
NEW YORK COMMUNITY BANCORP 6%
   CV TR PFD                   CONVERTIBLE PFD 64944P307    3,764      42,700 SH              SOLE                  --     --   --
NORAM ENERGY CORP CV DEB       CONVERTIBLE DEB 655419AC3      349     356,000 PRN             SOLE                  --     --   --
RECKSON ASSOCIATES $1.90625 CV
   PFD                         CONVERTIBLE PFD 75621K205    1,405      53,000 SH              SOLE                  --     --   --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS                 CONVERTIBLE PFD 759351307    2,295      38,900 SH              SOLE                  --     --   --
ROBBINS & MYERS CV SUB NOTES   CONVERTIBLE DEB 770196AB9      148     141,000 PRN             SOLE                  --     --   --
STATE STREET CORP 6.75% SPACES
   REDM                        CONVERTIBLE PFD 857477202      247       1,000 SH              SOLE                  --     --   --
THERMO ELECTRON CORP CV DEBS   CONVERTIBLE DEB 883556AJ1      298     300,000 PRN             SOLE                  --     --   --
TRAVELERS PROPERTY CASUALTY C  CONVERTIBLE DEB 89420G307    3,188     130,400 PRN             SOLE                  --     --   --
WORLD COLOR PRESS INC CV DEB   CONVERTIBLE DEB 981443AA2    1,774   1,750,000 PRN             SOLE                  --     --   --
                                                           37,396


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